Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Archer Aviation Inc
Stock-Based Compensation

9.      Stock-Based Compensation

2019 Stock Plan

In January 2021, the Company granted 1,269,289 incentive and nonstatutory stock options. As of June 30, 2021, the Company had 543,578 shares of common stock available for issuance under the 2019 Stock Plan.

A summary of our employee stock option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of January 1, 2021	11,167,089	$0.11	9.61	$136,988
Granted	1,203,981	$0.15
Exercised	(680,396)	$0.04		$9,339
Outstanding as of June 30, 2021	11,690,674	$0.12	9.18	$177,315
Exercisable as of June 30, 2021	2,335,560	$0.14	9.28	$35,385
Vested and expected to vest as of June 30, 2021	11,690,674	$0.12	9.18	$177,315

A summary of our non-employee stock option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of January 1, 2021	1,387,586	$0.15	9.84	$16,973
Granted	65,308	$0.15
Exercised	(227,333)	$0.15		$3,129
Outstanding as of June 30, 2021	1,225,561	$0.15	9.35	$18,885
Exercisable as of June 30, 2021	33,900	$0.15	9.41	$513
Vested and expected to vest as of June 30, 2021	1,225,561	$0.15	9.35	$18,885

A summary of our restricted stock activity is as follows:

		Weighted
		Average
	Number of	Grant
	Shares	Price
Outstanding as of January 1, 2021	567,000	$0.04
Vested	(567,000)	$0.04
Outstanding as of June 30, 2021	—	$—

Determination of Fair Value

The assumptions used in the Black-Scholes option pricing model are provided in the following table.

	June 30, 2021	December 31, 2020
Risk-free interest rate:
Employee stock options	0.62%	0.52 – 1.52%
Non-employee stock options	1.08%	0.79%
Expected term (in years):
Employee stock options	6.32	6.02 – 6.32
Non-employee stock options	10.00	10.00
Expected volatility:
Employee stock options	87.94%	60.00 – 70.00%
Non-employee stock options	88.03%	60.00%
Dividend yield:
Employee stock options	0.00%	0.00%
Non-employee stock options	0.00%	0.00%
Grant date fair value per share:
Employee stock options	$13.65	$0.02 - $0.08
Non-employee stock options	$13.68	$0.10

The Company records stock-based compensation expense for stock-based compensation awards based on the fair value on the date of grant. The stock-based compensation expense is recognized ratably over the course of the requisite service period.

The Company recognized stock-based compensation expense of $861 and $123 for employee and non-employees, respectively, for stock options and $9 for non-employees for restricted stock awards for the three months ended June 30, 2021. The Company recognized stock-based compensation expense of $1,658 and $240 for employees and non-employees, respectively, for stock options and $20 for non-employees for restricted stock awards for the six months ended June 30, 2021. For the three and six months ended June 30, 2020, the Company recognized stock-based compensation expense of $5 and $8, respectively, related to stock options for employees. For the three months ended June 30, 2020, the Company recognized stock-based compensation expense of $3 related to restricted stock awards for non-employees.

As of June 30, 2021, the total remaining stock-based compensation expense for unvested stock options was $15,342 and $788 for employees and non-employees, respectively, which are expected to be recognized over a weighted-average period of 1.7 and 1.1 years, for employee and non-employees, respectively.

The Company has elected to account for forfeitures as they occur and will record stock-based compensation expense assuming all stockholders will complete the requisite service period. If an employee forfeits an award because they fail to complete the requisite service period, the Company will reverse stock-based compensation expense previously recognized in the period the award is forfeited.

The following table presents stock-based compensation expense included in each respective expense category in the statements of operations and comprehensive loss:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$735	$5	$1,416	$8
General and administrative	258	3	502	3
Total stock-based compensation expense	$993	$8	$1,918	$11

Collaboration and Warrant Agreements

United Airlines

On January 29, 2021, the Company entered into a purchase agreement and warrant agreement with United Airlines (“United”). Under the terms of the purchase agreement, United has a conditional purchase order for up to 200 Archer aircraft, with an option to purchase an additional 100 aircraft. The purchase agreement between Archer and United is subject to conditions that include, but are not limited to, the certification of Archer’s aircraft by the Federal Aviation Administration (“FAA”) and further negotiation and reaching mutual agreement on certain material terms. Archer issued 14,645,614 warrants to United to purchase shares of the Company’s common stock. Each warrant provides United with the right to purchase one share of Archer common stock at an exercise price of $0.01 per share. The warrants will vest in accordance with four milestones including the issuance of the warrant in conjunction with the execution of the purchase and collaboration arrangements, completion of a SPAC transaction by Archer, the certification of the aircraft by the FAA, and the sale of aircraft to United.

On January 29, 2021, a valuation of the Company’s common stock was performed, valuing the Company’s common stock at $13.35 per share. The value of the common stock was determined using a hybrid approach of the OPM and PWERM, with the PWERM weighted at 80% primarily based on management’s expectation of the planned merger as described in Note 1 and the OPM weighted at 20% due to uncertainties in the timing of other possible scenarios. The Company used the OPM to allocate value in a stay private scenario. Given the $0.01 exercise price, each warrant also had a fair value of $13.35 at the grant date.

The Company determined that as a result of signing the purchase agreement, United is a customer with the intention of obtaining the output of the Company’s ordinary activities (design and production of aircraft). United has not contracted to share in the risks and benefits of development of the aircraft, and United is not involved in the development of the aircraft. As a result, the Company accounts for the collaboration and purchase agreement under ASC 606, Revenue from Contracts with Customers. The Company identified the sale of each aircraft ordered by United as a separate performance obligation in the contract. As the performance obligations have not been satisfied, the Company has not recognized any revenue as of June 30, 2021.

With respect to the four milestones outlined above, the Company accounts for them as consideration payable to a customer under ASC 606 related to the future purchase of aircraft by United. Pursuant to ASC 718, the Company measured the grant date fair value of the warrants to be recognized upon the achievement of each of the four milestones and the vesting of the related warrants. The Company determined that the warrants will be classified as equity awards based on the criteria of ASC 480 and ASC 718.

Pursuant to ASC 606, consideration payable to the customer is generally accounted for as a reduction to revenue and recorded at the later of when (i) the entity recognizes revenue for the transfer of related goods, or (ii) the entity pays the consideration. Due to the nature of the four milestones, and the Company’s unique circumstances upon the actual or anticipated vesting dates as described below, the recognition pattern and cost presentation of each will differ. For the first milestone, issuance of the warrant in conjunction with the execution of the purchase and collaboration arrangements, the Company has recorded the grant date fair value of the respective warrant tranche at the vesting date upon satisfaction of the milestone. The Company does not believe that the consideration payable for the first milestone was provided in exchange for a distinct good or service. Rather, the consideration was to induce United to commit to a contingent purchase agreement for an aircraft from the Company. The related costs for this milestone were recorded in other warrant expense in the statements of operations and comprehensive loss due to the absence of historical or probable future revenue. For the second milestone, the completion of the SPAC transaction by Archer, as it is not considered probable that certain events will occur, the Company will record the grant date fair value of the respective warrant tranche at the vesting date upon satisfaction of the milestone. The related costs for this milestone will be recorded in other warrant expense in the statements of operations and comprehensive loss due to the absence of historical or probable future revenue. For the third milestone, the certification of the aircraft by the FAA, the Company will assess whether it is probable that the award will vest at the end of every reporting period. If and when the award is deemed probable of vesting, the Company will begin capitalizing the grant date fair value of the associated warrant as an asset through the vesting date and subsequently amortize the asset as a reduction to revenue as it sells the new aircraft to United. For the fourth milestone, the sale of aircraft to United, the Company will record the cost associated with the vesting of each portion of warrants within this milestone as a reduction of the transaction price as revenue is recognized for each sale of the aircraft. As of June 30, 2021, the first milestone of execution of the collaboration agreement had been achieved, and the Company recorded the associated expense of $78,208 related to 5,858,246 warrants that vested.

FCA US LLC

On November 6, 2020, the Company entered into a collaboration agreement with FCA US LLC (“FCA”), in which both parties agreed to work together to complete a series of fixed duration collaboration projects to develop a prototype aircraft for Archer. In exchange for services to be provided by FCA under the collaboration agreement, the Company issued a warrant to FCA on November 6, 2020, in which FCA will have the right to purchase up to 1,660,302 shares of Archer’s common stock at an exercise price of $0.01 per share (subject to appropriate adjustment in the event of a stock dividend, stock split, combination, or other similar recapitalization). In September 2020, a valuation of the Company’s common and preferred stock was performed, valuing the Company’s common stock and Series A Preferred Stock at $0.15 and $1.20 per share, respectively. The warrant expires on November 6, 2025. Shares under the warrant are vested and earned based on the completion of specific aircraft development milestones identified under the collaboration agreement which are expected to be achieved through December 2022.

As the Company is currently in pre-revenue stage and is not generating any revenue from the collaboration agreement, all costs incurred with third parties are recorded based on the nature of the cost incurred. The Company accounts for the warrant in accordance with the provisions of ASC 718. The Company will assess whether it is probable that the award will vest for each of the seven milestones at the end of every reporting period. If and when the award is deemed probable of vesting, the Company will recognize compensation expense for the portion of the grant determined probable of vesting on a straight-line basis over the duration of each milestone. If services had been provided by FCA prior to management determining the milestone is probable of being achieved, a cumulative catch-up adjustment will be recorded for services performed in prior periods. Costs incurred under the collaboration agreement and warrant are associated with the research, design, and production and testing for the aircraft prototype and are recorded in R&D expense in the statements of operations and comprehensive loss. As services began in January 2021, no expense was recognized during the year ended December 31, 2020. During the six months ended June 30, 2021, the Company recorded $34 of expense related to the completion of two milestones, amounting to 232,442 shares that have vested.

10.Stock-Based Compensation

2019 Stock Plan

On October 11, 2019, the Company adopted the 2019 Stock Plan (the “Plan”) under which the Board of Directors may grant up to 5,555,555 incentive and nonstatutory stock options and restricted stock to employees, directors, and non-employees. On November 20, 2019, the Board of Directors amended the Plan to increase the number of shares to 7,577,057 shares. On October 4, 2020, the Board of Directors further amended the Plan to increase the number of shares to 15,689,294 shares.

As of December 31, 2020 and 2019, the Company had 1,812,867 and 7,577,057 shares, respectively, of common stock available for future issuance under the Plan. The Company did not grant any awards under the Plan during the year ended December 31, 2019.

A summary of our employee stock option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of December 31, 2019	—	$—	—	$—
Granted	11,318,689	$0.11
Exercised	(151,600)	$0.04		$1,324
Outstanding as of December 31, 2020	11,167,089	$0.11	9.61	$136,988
Exercisable as of December 31, 2020	1,432,988	$0.15	9.84	$17,528
Vested and expected to vest as of December 31, 2020	11,167,089	$0.11	9.61	$136,988

A summary of our non-employee stock option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of December 31, 2019	—	$—	—	$—
Granted	1,423,738	$0.15
Exercised	(36,152)	$0.15		$282
Outstanding as of December 31, 2020	1,387,586	$0.15	9.84	$16,973
Exercisable as of December 31, 2020	6,172	$0.15	9.84	$75
Vested and expected to vest as of December 31, 2020	1,387,586	$0.15	9.84	$16,973

A summary of our restricted stock activity is as follows:

		Weighted
		Average
	Number of	Grant
	Shares	Price
Outstanding as of December 31, 2019	—	$—
Granted	1,134,000	$0.04
Vested	(567,000)	$0.04
Outstanding as of December 31, 2020	567,000	$0.04

Determination of Fair Value

The assumptions used in the Black-Scholes option pricing model for the year ended December 31, 2020 are provided in the following table.

2020
Risk-free interest rate:
Employee stock options	0.52 – 1.52%
Non-employee stock options	0.79%
Expected term (in years):
Employee stock options	6.02 – 6.32
Non-employee stock options	10.00
Expected volatility:
Employee stock options	60.00 – 70.00%
Non-employee stock options	60.00%
Dividend yield:
Employee stock options	0.00%
Non-employee stock options	0.00%
Grant date fair value per share:
Employee stock options	$0.02 – $0.08
Non-employee stock options	$0.10

The Company records stock-based compensation expense for stock-based compensation awards based on the fair value on the date of grant. The stock-based compensation expense is recognized ratably over the course of the requisite service period. The Company recognized stock-based compensation expense of $142 and $8 for employee and non-employees, respectively, for stock options and $25 for non-employees for restricted stock awards for the year ended December 31, 2020. The Company did not recognize any stock- based compensation expense for the year ended December 31, 2019. As of December 31, 2020, the total remaining stock-based compensation expense for unvested stock options was $565 and $135 for employees and non-employees, respectively, which are expected to be recognized over a weighted-average period of 1.8 and 1.4 years, for employee and non-employees, respectively. As of December 31, 2020, the total remaining stock-based compensation expense for restricted stock awards was $20 for non-employees, which is expected to be recognized over a weighted-average period of 0.2 years.

The Company has elected to account for forfeitures as they occur and will record stock-based compensation expense assuming all stockholders will complete the requisite service period. If an employee forfeits an award because they fail to complete the requisite service period, the Company will reverse stock- based compensation expense previously recognized in the period the award is forfeited.

The following table presents stock-based compensation expense included in each respective expense category in the statements of operations and other comprehensive loss:

	Years Ended December 31,
	2020	2019
Research and development	$25	$—
General and administrative	150	—
Total	$175	$—

Collaboration Agreement and Warrant

On November 6, 2020, the Company entered into a collaboration agreement with FCA US LLC (“FCA”), in which both parties agreed to work together to complete a series of fixed duration collaboration projects to develop a prototype aircraft for Archer (the “Collaboration Agreement”). In exchange for services to be provided by FCA under the Collaboration Agreement, the Company issued a warrant to FCA on November 6, 2020 (the “Warrant”), in which FCA will have the right to purchase up to 1,660,302 shares of Archer’s common stock at an exercise price of $0.01 per share (subject to appropriate adjustment in the event of a stock dividend, stock split, combination, or other similar recapitalization). As of September 2020, the Company’s most recent valuation date, a valuation of the Company’s common and preferred stock was performed. The Company’s common stock and Series A Preferred Stock was valued at $0.15 per share and $1.20 per share, respectively. The warrant expires on November 6, 2025. Shares under the Warrant are vested and earned based on the completion of specific aircraft development milestones identified under the Collaboration Agreement which are expected to be achieved through December 2022.

As the Company is currently in pre-revenue stage and is not generating any revenue from the Collaboration Agreement, all costs incurred with third parties are recorded based on the nature of the cost incurred. The Company accounts for the Warrant in accordance with the provisions of ASC 718, Compensation — Stock Compensation. The Company will assess whether it is probable that the award will vest for each of the seven milestones at the end of every reporting period. If and when the award is deemed probable of vesting, the Company will recognize compensation expense for the portion of the grant determined probable of vesting on a straight-line basis over the duration of each milestone. If services had been provided by FCA prior to management determining the milestone is probable of being achieved, a cumulative catch-up adjustment will be recorded for services performed in prior periods. Costs incurred under the Collaboration Agreement and Warrant are associated with the research, design, and production and testing for the aircraft prototype and are recorded in R&D expense in the statements of operations and comprehensive loss. As services are planned to begin in January 2021, none of the projects identified in the Collaboration Agreement have commenced as of December 31, 2020. Therefore, no expense was recognized during the years ended December 31, 2020 and 2019.